Note 16 - Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Letters of Credit Outstanding, Amount	$ 693,000	$ 1,200,000